Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: net defined benefit asset	$ 383	$ 355
of which: net defined benefit liability	(487)	(449)
Major defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	9,618	7,336
of which: amounts owed to deferred members	1,478	1,184
of which: amounts owed to retirees	8,404	7,560
Swiss defined benefit plan
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	9,336	7,103
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	6,412	5,436
UK defined benefit plan
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	73	65
of which: amounts owed to deferred members	950	656
of which: amounts owed to retirees	1,356	1,445
US and German defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	209	169
of which: amounts owed to deferred members	527	528
of which: amounts owed to retirees	$ 636	$ 678